Note 7 VaR by Risk factor (Details) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
VaR average in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor	[1]	€ 33	€ 37	€ 31
VaR max in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor	[1]	44	50	42
VaR min in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor	[1]	24	28	19
End of period VaR [Member]
VaR by risk factor [Line Items]
VaR by risk factor	[1]	29	34	36
Interest spread risk [Member] | VaR average in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor	[1]	39	41	36
Interest spread risk [Member] | VaR max in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor	[1]	45	55	43
Interest spread risk [Member] | VaR min in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor	[1]	33	33	23
Interest spread risk [Member] | End of period VaR [Member]
VaR by risk factor [Line Items]
VaR by risk factor	[1]	34	37	41
Currency risk [member] | VaR average in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor	[1]	8	7	8
Currency risk [member] | VaR max in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor	[1]	12	10	6
Currency risk [member] | VaR min in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor	[1]	6	7	9
Currency risk [member] | End of period VaR [Member]
VaR by risk factor [Line Items]
VaR by risk factor	[1]	9	5	6
Stock market risk [Member] | VaR average in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor	[1]	1	2	2
Stock market risk [Member] | VaR max in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor	[1]	1	2	17
Stock market risk [Member] | VaR min in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor	[1]	1	2	0
Stock market risk [Member] | End of period VaR [Member]
VaR by risk factor [Line Items]
VaR by risk factor	[1]	1	2	4
Vega Correlation risk [Member] | VaR average in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor	[1]	5	6	7
Vega Correlation risk [Member] | VaR max in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor	[1]	4	7	8
Vega Correlation risk [Member] | VaR min in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor	[1]	5	6	9
Vega Correlation risk [Member] | End of period VaR [Member]
VaR by risk factor [Line Items]
VaR by risk factor	[1]	5	4	8
Diversification effect [Member] | VaR average in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor	[1],[2]	(20)	(20)	(22)
Diversification effect [Member] | VaR max in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor	[1],[2]	(19)	(23)	(33)
Diversification effect [Member] | VaR min in the year [Member]
VaR by risk factor [Line Items]
VaR by risk factor	[1],[2]	(21)	(19)	(23)
Diversification effect [Member] | End of period VaR [Member]
VaR by risk factor [Line Items]
VaR by risk factor	[1],[2]	€ (20)	€ (14)	€ (23)

[1]	(1) The maximum and minimum VaR figures show the VaR figures for the day on which said maximum and minimum VaRs occurred in the relevant year, by type of risk.
[2]
(2) The diversification effect is the difference between the sum of the average individual risk factors and the total VaR figure that includes the implied correlation between all the variables and scenarios used in the measurement.